Tax - Deferred tax assets and liabilities (Details) - GBP (£) £ in Millions	Jun. 30, 2022	Dec. 31, 2021
Net deferred tax assets and liabilities [abstract]
Deferred tax assets	£ 3,052	£ 2,981	[1]
Deferred tax liabilities	0	(6)	[1]
Temporary differences
Net deferred tax assets and liabilities [abstract]
Deferred tax assets	1,911	1,785
Tax losses
Net deferred tax assets and liabilities [abstract]
Deferred tax assets	1,141	1,196
USA
Net deferred tax assets and liabilities [abstract]
Deferred tax assets	1,530	2,006
Other territories
Net deferred tax assets and liabilities [abstract]
Deferred tax assets	438	399
Deferred tax liabilities
Net deferred tax assets and liabilities [abstract]
Deferred tax assets	1,084	576
Deferred tax liabilities	£ 0	£ (6)

[1]	2021 financial metrics have been restated to reflect the impact of the Over-issuance of Securities. See Restatement of financial statements (Note 1) on page 29 for further details.